Intangible assets, royalties, and goodwill - Additional information (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 13, 2020	Apr. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020	Sep. 30, 2020	Jul. 20, 2020	Jun. 30, 2020	Jun. 24, 2020	Mar. 17, 2020	Dec. 19, 2019	Nov. 04, 2019
Finite-Lived Intangible Assets [Line Items]
Common stock, shares issued (in shares)			66,004,348		51,908,398	47,977,390
Warrant term							72 months				84 months		24 months	24 months
Warrants, exercise price (in dollars per share)							$ 1.00	$ 0.65	$ 1.05	$ 0.75	$ 1.25	$ 1.62	$ 5.00	$ 5.00
Contract termination costs					$ (649,000)	$ 0
Amortization expense (less than for 2019)			$ 400,000	$ 400,000	1,500,000	100,000
Goodwill			18,614,000		18,614,000	18,614,000
Goodwill, accumulated impairment loss			0		0	0
Goodwill, impairment expense			$ 0	$ 0	$ 0	$ 0
ABG Notes
Finite-Lived Intangible Assets [Line Items]
Debt face amount	$ 600,000
Interest rate per annum	10.00%		10.00%		10.00%
Halo Acquisition
Finite-Lived Intangible Assets [Line Items]
Goodwill													$ 18,614,000
Licensing arrangement
Finite-Lived Intangible Assets [Line Items]
Payment of upfront fees in equity		$ 1,000,000
Termination fee paid	$ 100,000
Common stock, shares issued (in shares)	72,720
Termination fee payable	$ 100,000
Common stock purchase warrant issuable	150,000
Contract termination costs	1,100,000
Licensing arrangement | ABG Notes
Finite-Lived Intangible Assets [Line Items]
Debt face amount	$ 600,000
Interest rate per annum	10.00%
Fair value of debt	$ 600,000
Licensing arrangement | ABG Warrants
Finite-Lived Intangible Assets [Line Items]
Warrant term	24 months
Warrants, exercise price (in dollars per share)	$ 5.00										$ 4.25
Warrants, fair value (less than)	$ 100,000